Selling, General and Administration Expenses	12 Months Ended
Jun. 30, 2022
Selling, General and Administrative Expense [Abstract]
Selling, General and Administration Expenses
Note 3 - Selling, General and Administration Expenses

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Equity settled share-based compensation expense	(12,339)	(3,122)	—
Cash settled share-based compensation expense 9	(15,849)	(5,249)	—
Wages, salaries, and other employee benefits	(22,582)	(14,543)	(14,354)
Depreciation expense	(1,582)	(2,312)	(1,309)
IT and communications	(6,247)	(1,660)	(1,428)
Occupancy	(4,198)	(1,464)	(2,729)
Sales and marketing	(449)	(188)	(304)
Insurance	(3,370)	(627)	(382)
Professional fees	(5,625)	(1,470)	(1,439)
Expected credit losses on trade receivables	(61)	(148)	151
Bad debt expenses	(73)	(21)	(4)
Travel, meals, and accommodation expenses	(1,400)	(178)	(1,221)
Other administration expenses	(490)	(290)	(230)
Other operating expenses	(58)	(352)	(366)

Total selling, general and administration expenses	(74,323)	(31,624)	(23,615)

Equity settled share-based compensation expense consists of $6.4 million
recognised as a result of modifications to executive awards as a consequence of the Business Combination Agreement. The remainder is a result of the LTIP awarded during the fiscal year ended June 30, 2022.